Revenue (Details) - CNY (¥)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Total revenues	¥ 336,479,125	¥ 224,656,964	¥ 1,011,063,766	¥ 643,371,949	¥ 212,084,571
Sales of food, beverage and packaged products by Company owned and operated stores
Revenue
Total revenues	310,451,568	211,045,482	938,096,823	617,226,090	206,036,187
Franchise fees
Revenue
Total revenues	2,430,164	954,410	4,537,599	1,923,149	794,608
Revenues from other franchise support activities
Revenue
Total revenues	10,403,282	3,143,554	18,965,417	9,469,639	¥ 5,253,776
Revenues from wholesale activities
Revenue
Total revenues	3,742,106		6,533,166
Revenue from e-commerce sales
Revenue
Total revenues	9,157,563	¥ 9,513,518	41,635,451	13,117,118
Revenues from other activities
Revenue
Total revenues	¥ 294,442		¥ 1,295,310	¥ 1,207,805